Investments accounted for using equity method (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method	$ 138,114,480	$ 131,106,785	$ 136,098,062
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method	582,217	1,360,541
Associates [member] | Other companies [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method	582,217	1,360,541
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method	$ 137,532,263	129,746,244
Joint ventures [member] | Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 12,235,881	9,968,250
Joint ventures [member] | Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 22,337,040	28,125,779
Joint ventures [member] | Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 102,959,342	$ 91,652,215